INVESTMENTS (Details Narrative)	Oct. 27, 2021 USD ($) shares	Mar. 10, 2021 CAD ($) $ / shares shares
Number of shares purchased | shares	50,000	1,428,571
Number of shares purchased value	$ 100,000	$ 500,000
Description for common stock and warrants activity		The warrants have an exercise price of $0.50 each and convert to one common share, and expired on March 17, 2023
Warrant, exercise price | $ / shares		$ 0.50
Warrants expiration date		Mar. 17, 2023